INCOME TAX - Temporary differences in subsidiaries (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Local Subsidiaries
INCOME TAX
Temporary differences	$ (1,219,380)	$ (1,159,387)
Foreign Subsidiaries
INCOME TAX
Temporary differences	$ (4,547,635)	$ (4,547,635)